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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: JUNE 30 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        07/11/2012
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total: $334,288
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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Force Capital Management, LLC
Form 13F Information Table
JUNE 30 2012

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AMERICAN INTL GROUP INC	    COM		026874784      12,204	 380,318   SH		SOLE	NONE   380,318	0
ASHFORD HOSPITALITY TR INC  COM		044103109	4,560	 540,918   SH		SOLE	NONE   540,918	0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  510	 637,274   SH		SOLE	NONE   637,274 	0
CEDAR REALTY TRUST INC	    COM		150602209       1,796 	 355,714   SH		SOLE	NONE   355,714	0
COPART INC		    COM		217204106       7,941	 335,194   SH		SOLE	NONE   335,194	0
CRACKER BARREL OLD CTRY STR COM		22410J106       7,055	 112,341   SH		SOLE	NONE   112,341	0
CSX CORP		    COM		126408103      10,251    458,465   SH		SOLE	NONE   458,465	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	1,695	 921,070   SH		SOLE	NONE   921,070	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  378	  20,002   SH		SOLE	NONE	20,002	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,666     63,627   SH		SOLE	NONE    63,627  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      15,833  1,254,593   SH		SOLE	NONE 1,254,593  0
GENERAL GROWTH PPTYS INC    COM		370023103	3,090	 170,815   SH		SOLE	NONE   170,815	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  788	  48,513   SH		SOLE	NONE	48,513	0
ISTAR FINANCIAL INC	    COM		45031U101      17,770  2,755,095   SH		SOLE	NONE 2,755,095	0
HUNT J B TRANS SVCS INC	    COM		445658107	4,470	  75,000   SH		SOLE	NONE    75,000	0
PENNEY J C INC		    COM		708160106	3,033	 130,136   SH		SOLE	NONE   130,136	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       7,996    533,789   SH		SOLE	NONE   533,789  0
REIS INC		    COM		75936P105	2,730	 284,277   SH		SOLE	NONE   284,277	0
RITCHIE BROS AUCTIONEERS    COM		767744105	2,811	 132,293   SH		SOLE	NONE   132,293	0
SL GREEN RLTY CORP	    COM		78440X101       9,130    113,779   SH		SOLE	NONE   113,779  0
STATE AUTO FINL CORP	    COM		855707105	3,782	 269,169   SH		SOLE	NONE   269,169	0




Options



AMERICAN INTL GROUP INC	    COM		026874784       3,209	 100,000   SH	CALL	SOLE	NONE   100,000	0
BANK OF AMERICA CORP        COM         060505104      41,944  5,127,700   SH	CALL	SOLE	NONE 5,127,700  0
COPART INC		    COM		217204106	8,292	 350,000   SH	CALL	SOLE	NONE   350,000	0
PENNEY J C INC		    COM		708160106	8,159	 350,000   SH	CALL	SOLE	NONE   350,000	0
ISTAR FINANCIAL INC         COM		45031U101       4,973    771,100   SH	CALL	SOLE	NONE   771,100  0
SEARS HOLDINGS CORPORATION  COM         812350106      80,172  1,342,900   SH   CALL    SOLE    NONE 1,342,900  0
SPDR SERIES TRUST	    ETF		78462F953      68,050    500,000   SH	PUT	SOLE	NONE   500,000  0





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